CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES TO BE UPDATED (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES
Schedule of Convertible notes payable
	March 31,	December 31,
	2021	2020
Various Convertible Notes (a)	$43,500	$43,500
Ylimit, LLC Convertible Notes (b)	1,348,208	1,336,208
Golock Capital, LLC Convertible Notes (c)	339,011	339,011
GSH Note (e)	165,000	-
Baggett Note (f)	50,000	-
Other Convertible Notes (d)	238,203	238,203
Convertible notes, net	$2,183,922	$1,956,922

	December 31,	December 31,
	2020	2019
Various Convertible Notes(a)	$43,500	$43,500
Ylimit, LLC Convertible Notes (b)	1,336,208	882,500
Golock Capital, LLC Convertible Notes(c)	339,011	339,011
Other Convertible Notes(d)	238,203	299,069
Total Convertible Notes	1,956,922	1,564,080
Debt discount	-	(78,013)
Convertible notes, net	$1,956,922	$1,486,067